Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares or Principal Amounts		Value
Corporate Bonds– 1.3%
Consumer Cyclical – 1.3%
Colt Merger Sub Inc, 5.7500%, 7/1/25 (144A)((cost $52,337,769)	$53,270,000	$52,146,326
Common Stocks– 98.1%
Aerospace & Defense – 5.5%
Howmet Aerospace Inc	5,723,717	225,571,687
Banks – 2.8%
Cullen/Frost Bankers Inc	849,871	113,627,753
Biotechnology – 10.6%
AbbVie Inc	882,216	142,574,928
Amicus Therapeutics Inc*	6,711,624	81,948,929
Apellis Pharmaceuticals Inc*	803,003	41,523,285
Horizon Therapeutics PLC*	1,179,109	134,182,604
Madrigal Pharmaceuticals Inc*	78,338	22,737,605
Vaxcyte Inc*	260,733	12,502,147
		435,469,498
Capital Markets – 2.4%
Morgan Stanley	963,320	81,901,466
Patria Investments Ltd - Class A	1,372,637	19,120,833
		101,022,299
Consumer Finance – 3.3%
Capital One Financial Corp	864,187	80,334,824
OneMain Holdings Inc	1,610,026	53,629,966
		133,964,790
Containers & Packaging – 6.5%
Crown Holdings Inc	3,236,799	266,097,246
Diversified Financial Services – 2.5%
Apollo Global Management Inc	1,621,915	103,461,958
Electric Utilities – 2.0%
American Electric Power Co Inc	848,472	80,562,416
Entertainment – 2.0%
Liberty Media Corp-Liberty Formula One*	1,404,070	83,935,305
Equity Real Estate Investment Trusts (REITs) – 3.0%
VICI Properties Inc	3,791,871	122,856,620
Health Care Equipment & Supplies – 4.3%
Boston Scientific Corp*	1,984,800	91,836,696
Globus Medical Inc*	1,124,849	83,542,535
		175,379,231
Hotels, Restaurants & Leisure – 8.7%
Caesars Entertainment Inc*	5,272,456	219,336,976
Monarch Casino & Resort Inc*	518,276	39,850,242
Sportradar Group AG - Class A*,#	3,108,135	30,957,025
Sweetgreen Inc - Class A*	2,878,589	24,669,508
Wynn Resorts Ltd*	499,336	41,180,240
		355,993,991
Internet & Direct Marketing Retail – 2.7%
Amazon.com Inc*	1,332,123	111,898,332
Metals & Mining – 6.3%
Constellium SE*,£	8,074,186	95,517,620
Freeport-McMoRan Inc	4,330,386	164,554,668
		260,072,288
Multi-Utilities – 2.3%
Sempra Energy	622,939	96,268,993
Oil, Gas & Consumable Fuels – 3.5%
Occidental Petroleum Corp	2,285,356	143,954,574
Personal Products – 2.3%
Beauty Health Co/The*,#,£	10,224,735	93,045,089
Pharmaceuticals – 3.7%
Organon & Co	5,440,400	151,950,372
Semiconductor & Semiconductor Equipment – 9.0%
Advanced Micro Devices Inc*	1,818,086	117,757,430
Analog Devices Inc	459,115	75,308,633
Lam Research Corp	144,038	60,539,171
Marvell Technology Inc	3,175,952	117,637,262
		371,242,496
Software – 4.5%
Ceridian HCM Holding Inc*	521,052	33,425,486
Workday Inc - Class A*	897,528	150,183,360
		183,608,846

Shares or Principal Amounts		Value
Common Stocks– (continued)
Textiles, Apparel & Luxury Goods – 3.0%
Deckers Outdoor Corp*	305,042	$121,760,565
Trading Companies & Distributors – 5.0%
Core & Main Inc - Class A*	4,341,344	83,831,353
Ferguson PLC	948,798	120,468,882
		204,300,235
Wireless Telecommunication Services – 2.2%
T-Mobile US Inc*	662,430	92,740,200
Total Common Stocks (cost $3,611,353,188)		4,028,784,784
Investment Companies– 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $19,249,361)	19,248,033	19,251,883
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº,£	12,819,620	12,819,620
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 1/3/23	$3,204,905	3,204,905
Total Investments Purchased with Cash Collateral from Securities Lending (cost $16,024,525)		16,024,525
Total Investments (total cost $3,698,964,843) – 100.3%		4,116,207,518
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(10,279,448)
Net Assets – 100%		$4,105,928,070

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,970,612,040	96.5%
Netherlands	95,517,620	2.3
Switzerland	30,957,025	0.7
Cayman Islands	19,120,833	0.5

Total	$4,116,207,518	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/22
Common Stocks - 4.6%
Metals & Mining - 2.3%
Constellium SE*	$-	$-	$12,507,883	$95,517,620
Personal Products - 2.3%
Beauty Health Co/The*	-	(8,807,924)	(16,954,164)	93,045,089
Total Common Stocks	$-	$(8,807,924)	$(4,446,281)	$188,562,709
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	579,289	6,047	(2,167)	19,251,883
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	74,100∆	-	-	12,819,620
Total Affiliated Investments - 5.4%	$653,389	$(8,801,877)	$(4,448,448)	$220,634,212

(1) For securities that were affiliated for a portion of the period ended December 31, 2022, this column reflects amounts for the entire period ended December 31, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Common Stocks - 4.6%
Metals & Mining - 2.3%
Constellium SE*	77,042,311	5,967,426	-	95,517,620
Personal Products - 2.3%
Beauty Health Co/The*	124,219,782	6,851,804	(12,264,409)	93,045,089
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	108,427,823	221,501,420	(310,681,240)	19,251,883
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	68,142,291	94,268,969	(149,591,640)	12,819,620

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Call Options:

Goldman Sachs:

Boston Scientific Corp	6,000	47.00	USD	1/20/23	$(27,762,000)	$420,000	$(27,762)	$(447,762)
Morgan Stanley	3,500	95.00	USD	1/20/23	(29,757,000)	238,000	171,893	(66,107)
Total - Written Call Options						658,000	144,131	(513,869)
Total OTC Written Options						$658,000	$144,131	$(513,869)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2022

Options:
Average value of option contracts written	$(371,098)

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2022 is $52,146,326, which represents 1.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

#	Loaned security; a portion of the security is on loan at December 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$52,146,326	$-
Common Stocks	4,028,784,784	-	-
Investment Companies	-	19,251,883	-
Investments Purchased with Cash Collateral from Securities Lending	-	16,024,525	-
Total Assets	$4,028,784,784	$87,422,734	$-
Liabilities
Other Financial Instruments(a):
Options Written, at Value	$-	$513,869	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70214 03-23